Warrants and Options (Details Narrative) - USD ($)				9 Months Ended		12 Months Ended
	Nov. 10, 2020	Nov. 03, 2020	Feb. 21, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant outstanding							1,158,000	442,650
Common stock issued upon exercise of cashless options, shares						222,407
Exercise price				$ 2.79
Stock Issued During Period, Shares, New Issues							1,146,000
Common Stock, par value				$ 0.001		$ 0.001	$ 0.001
Stock option of granted				300,000		4,383,950	211,330
Weighted average exercise price			$ 1.00	$ 1.00
Options outstanding				4,975,619		4,675,610
Warrants terms				5 years
Stock repurchased and retired during period shares				211,000
Compensation expense				$ 400,860	$ 5,538,821	$ 9,387,965	$ 2,398,140
Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value compensation expense						5,046,982	$ 251,526
Compensation expense				$ 142,169		$ 5,046,982
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price						$ 0.25	$ 0.25
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price						5.59	$ 4.49
Convertible Note Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant outstanding				1,460,000	525,000
Exercise price				$ 2.79	$ 6.00	$ 6.00
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term						5 years
Stock Issued During Period, Shares, New Issues						525,000
Warrants terms				5 years	5 years
Endorsement Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term						5 years
Stock Issued During Period, Shares, New Issues	50,000					50,000
Common Stock, par value	$ 3.94					$ 3.90
Compensation expense	$ 197,125
IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant issued						1,073,333
Warrant issued to purchase of unit						933,333
Exercise price						$ 8.50
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term						5 years
Stock Issued During Period, Shares, New Issues		933,333
Common Stock, par value		$ 0.001
Stock option of granted		140,000
Underwriters of IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant issued						140,000
Public Offering Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant outstanding				11,607,142		442,650
Exercise price				$ 2.79		$ 2.79
Stock Issued During Period, Shares, New Issues						11,607,142
Public Offering Warrants [Member] | Underwriter [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant outstanding				442,650
Exercise price				$ 3.50
Common Stock Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrant outstanding						1,158,000
Common stock issued upon exercise of cashless options, shares						1,158,000
Stock option warrants exercise price						$ 0.50